Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($)			12 Months Ended
	Nov. 30, 2015	Sep. 08, 2006	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill included in purchase price of the branch			$ 3,402,000
Intangible assets included in purchase price			29,000
Amortization of intangibles			105,000	$ 51,000	$ 45,000
Other intangible assets			205,000	205,000
Branch Office in Richfield, PA [Member]
Acquisition date		Sep. 08, 2006
Goodwill included in purchase price of the branch			$ 2,046,000	2,046,000
Intangible assets included in purchase price		$ 431,000
Intangible assets amortization period			10 years
Amortization of intangibles			$ 29,000	45,000	$ 45,000	$ 312,000
Core deposit intangible accumulated amortization				$ 402,000
FNBPA Bancorp, Inc [Member]
Acquisition date	Nov. 30, 2015	Nov. 30, 2015
Goodwill included in purchase price of the branch	$ 3,335,000		$ 3,402,000
Intangible assets included in purchase price	$ 303,000
Intangible assets amortization period	10 years
December 31, 2017	$ 49,000
Intangible assets amortization expense, year two	44,000
Intangible assets amortization expense, year three	38,000
Intangible assets amortization expense, year four	33,000
Intangible assets amortization expense, year five	27,000
Intangible assets amortization expense, after year 2021	53,000
Other intangible assets	40,000
Core deposit and other intangibles	343,000
Core deposit intangible amortization expense	$ 49,000
Other Intangible Assets [Member] | FNBPA Bancorp, Inc [Member]
Intangible assets amortization period	2 years